                       SUPPLEMENT DATED DECEMBER 8, 2003
                                     TO THE
                         PROSPECTUS DATED JULY 29, 2003

                                Buffalo Funds(R)

                              Buffalo Balanced Fund
                             Buffalo High Yield Fund
                             Buffalo Large Cap Fund
                              Buffalo Mid Cap Fund
                        Buffalo Science & Technology Fund
                             Buffalo Small Cap Fund
                             Buffalo USA Global Fund

The third paragraph of the "Management and Investment  Advisor"  Section on page
10 of the Prospectus is replaced with the following paragraph:

KCM manages the Buffalo Funds with a team of four portfolio  managers  supported by an experienced  investment  analysis and research staff.  KCM's president and chief  investment  officer,  John C. Kornitzer,  has over 35 years of investment experience.  He served as  investment  manager at several  Fortune 500 companies prior to founding  KCM in 1989.  Mr.  Kornitzer  received his degree in Business
Administration  from St. Francis College in  Pennsylvania.  Mr. Kornitzer is the
lead portfolio  manager of the Buffalo Balanced Fund. Kent Gasaway joined KCM in
1991 and is a Chartered  Financial  Analyst  with more than 20 years of research and  management  experience.  Previously,  Mr.  Gasaway  spent 10 years with the
United  Mutual  Funds  Group.  He holds a B.S. in Business  Administration  from
Kansas State  University.  Mr.  Gasaway  works with both equity and fixed income portfolios  and serves as the lead  portfolio  manager of the Buffalo High Yield
Fund and co-lead  manager of the Buffalo  Large Cap Fund,  Buffalo Mid Cap Fund,
Buffalo Small Cap Fund and the Buffalo USA Global Fund.  Bob Male is a Chartered
Financial Analyst and has more than 15 years of investment research  experience.
Prior to joining KCM in 1997, he was a senior equity securities analyst with the
USAA Investment Management Co. mutual fund group in San Antonio, Texas. He holds a B.S. in Business  Administration from the University of Kansas and an MBA from
Southern  Methodist  University.  Mr. Male is a co-lead  manager for the Buffalo
Large Cap Fund, Buffalo Mid Cap Fund, Buffalo Small Cap Fund and the Buffalo USA
Global  Fund.  Grant P. Sarris  joined KCM in 2003 and is a Chartered  Financial
Analyst.  He holds a B.A.  from the  University of Wisconsin and an MBA from the
University  of  Minnesota.  Prior to joining  KCM, he was with Waddell & Reed in
Overland  Park,  Kansas for 12 years.  He served as a Senior Vice  President and portfolio  manager from  2002-2003 and  portfolio  manager from  1997-2002.  Mr.
Sarris is a co-lead  manager for the Buffalo  Small Cap Fund and Buffalo Mid Cap
Fund.  KCM  utilizes an  investment  committee  to manage the Buffalo  Science &
Technology Fund.

              Please retain this supplement with your Prospectus.